OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Our organizational structure consists of the following operating segments: Europe, Middle East and Africa; Latin America; North America; Asia Pacific; and Bottling Investments. Our operating structure also includes Corporate, which consists of two components: (1) a center focusing on strategic initiatives, policy, governance and scaling global initiatives, and (2) a platform services organization supporting operating units, global marketing category leadership teams and the center by providing efficient and scaled global services and capabilities, including, but not limited to, transactional work, data management, consumer analytics, digital commerce and social/digital hubs.
Segment Products and Services
The business of our Company is primarily nonalcoholic beverages. Our geographic operating segments (Europe, Middle East and Africa; Latin America; North America; and Asia Pacific) derive a majority of their revenues from the manufacture and sale of beverage concentrates and syrups and, in some cases, the sale of finished beverages. Our Europe, Middle East and Africa operating segment also includes the results of the Costa business (excluding the ready-to-drink business), regardless of the location of the retail stores. The results of Costa’s ready-to-drink business and the fees related to Monster are reported within the applicable geographic operating segments. Our Bottling Investments operating segment is composed of our consolidated bottling operations, regardless of the geographic location of the bottler. Our consolidated bottling operations derive the majority of their revenues from the manufacture and sale of finished beverages. Generally, finished product operations generate higher net operating revenues but lower gross profit margins than concentrate operations. Refer to Note 3.
The following table sets forth the percentage of total net operating revenues attributable to concentrate operations and finished product operations:

Year Ended December 31,	2024	2023	2022
Concentrate operations	59%	58%	56%
Finished product operations	41	42	44
Total	100%	100%	100%
Chief Operating Decision Maker and Method of Determining Segment Income or Loss
Our Company’s chief operating decision maker (“CODM”) is the Chairman of the Board of Directors and Chief Executive Officer. The CODM evaluates operating segment performance based primarily on net operating revenues and operating income (loss) to make strategic operating and resource allocation decisions for the Company. Segment operating income is calculated on a consistent basis as our consolidated operating income. The type of decisions made at this level include, but are not limited to, annual business plan targets and allocation of capital expenditures, which are aligned with our long-term growth objectives. Our Company manages income taxes and certain treasury-related items, such as interest income and interest expense, on a global basis within Corporate. Information about total assets by segment is not disclosed because such information is not regularly provided to, or used by, our CODM.
Geographic Data
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2024	2023	2022
United States	$18,362	$16,550	$15,413
International	28,699	29,204	27,591
Net operating revenues	$47,061	$45,754	$43,004
The following table provides information related to our property, plant and equipment — net (in millions):

December 31,	2024	2023
United States	$4,364	$3,682
International	5,939	5,554
Property, plant and equipment — net[1]	$10,303	$9,236
[1]Property, plant and equipment — net in India represented 13% and 12% of consolidated property, plant and equipment — net as of December 31, 2024 and 2023, respectively.
Information about our Company’s operations by operating segment and Corporate is as follows (in millions):

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Corporate	Eliminations	Consolidated
Year Ended December 31, 2024
Net operating revenues:
Third party	$10,278	$6,471	$18,860	$5,127	$6,215	$110	$—	$47,061
Intersegment	680	—	9	467	8	—	(1,164)	—
Total net operating revenues	10,958	6,471	18,869	5,594	6,223	110	(1,164)	47,061
Cost of goods sold	3,083	1,099	9,595	1,689	4,251	(229)	(1,164)	18,324
Selling, general and administrative expenses	3,620	1,454	3,958	1,749	1,476	2,325	—	14,582
Other operating charges	—	126	760	—	—	3,277	—	4,163
Operating income (loss)	$4,255	$3,792	$4,556	$2,156	$496	$(5,263)	$—	$9,992
Interest income								988
Interest expense								1,656
Equity income (loss) — net								1,770
Other income (loss) — net								1,992
Income before income taxes								$13,086

Other segment information:
Capital expenditures	$222	$1	$602	$18	$734	$487	$—	$2,064
Depreciation and amortization	181	29	325	45	319	176	—	1,075

Year Ended December 31, 2023
Net operating revenues:
Third party	$10,152	$5,834	$16,965	$4,811	$7,852	$140	$—	$45,754
Intersegment	686	—	8	731	8	—	(1,433)	—
Total net operating revenues	10,838	5,834	16,973	5,542	7,860	140	(1,433)	45,754
Cost of goods sold	2,970	1,040	8,791	1,644	5,615	(107)	(1,433)	18,520
Selling, general and administrative expenses	3,545	1,358	3,522	1,806	1,667	2,074	—	13,972
Other operating charges	—	—	26	35	—	1,890	—	1,951
Operating income (loss)	$4,323	$3,436	$4,634	$2,057	$578	$(3,717)	$—	$11,311
Interest income								907
Interest expense								1,527
Equity income (loss) — net								1,691
Other income (loss) — net								570
Income before income taxes								$12,952

Other segment information:
Capital expenditures	$235	$1	$412	$23	$843	$338	$—	$1,852
Depreciation and amortization	187	48	310	50	389	144	—	1,128

	Europe, Middle East & Africa	Latin America	North America	Asia Pacific	Bottling Investments	Corporate	Eliminations	Consolidated
Year Ended December 31, 2022
Net operating revenues:
Third party	$9,453	$4,921	$15,855	$4,785	$7,883	$107	$—	$43,004
Intersegment	627	—	7	734	8	—	(1,376)	—
Total net operating revenues	10,080	4,921	15,862	5,519	7,891	107	(1,376)	43,004
Cost of goods sold	2,778	872	8,697	1,440	5,664	(75)	(1,376)	18,000
Selling, general and administrative expenses	3,369	1,168	3,216	1,704	1,740	1,683	—	12,880
Other operating charges	(7)	—	19	57	—	1,146	—	1,215
Operating income (loss)	$3,940	$2,881	$3,930	$2,318	$487	$(2,647)	$—	$10,909
Interest income								449
Interest expense								882
Equity income (loss) — net								1,472
Other income (loss) — net								(262)
Income before income taxes								$11,686

Other segment information:
Capital expenditures	$229	$4	$280	$22	$697	$252	$—	$1,484
Depreciation and amortization	203	39	330	58	435	195	—	1,260
During 2024, 2023 and 2022, our operating segments and Corporate were impacted by acquisition and divestiture activities. Refer to Note 2.
In 2024, the results of our operating segments and Corporate were impacted by the following items:
•Operating income (loss) was reduced by $3,109 million for Corporate due to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition. Refer to Note 17.
•Operating income (loss) was reduced by $760 million for North America due to the impairment of our BodyArmor trademark. Refer to Note 18.
•Operating income (loss) was reduced by $133 million for Corporate due to the Company’s productivity and reinvestment program. Refer to Note 19.
•Operating income (loss) was reduced by $126 million for Latin America due to the impairment of a trademark. Refer to Note 17.
•Operating income (loss) was reduced by $19 million for North America due to the restructuring of our manufacturing operations in the United States.
•Operating income (loss) was reduced by $15 million for Corporate due to charges related to our acquisition of BodyArmor. Refer to Note 18.
•Operating income (loss) was reduced by $13 million for Corporate due to a payment under an indemnification agreement entered into as a part of the refranchising of certain of our bottling operations.
•Operating income (loss) was reduced by $7 million for Corporate due to transaction costs related to the refranchising of our bottling operations in certain territories in India. Refer to Note 2.
In 2023, the results of our operating segments and Corporate were impacted by the following items:
•Operating income (loss) was reduced by $1,702 million for Corporate due to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition. Refer to Note 17.
•Operating income (loss) was reduced by $165 million for Corporate due to the Company’s productivity and reinvestment program. Operating income (loss) was increased by $1 million for North America due to the refinement of previously established accruals related to the Company’s productivity and reinvestment program. Refer to Note 19.
•Operating income (loss) was reduced by $35 million for Asia Pacific due to the discontinuation of certain manufacturing operations.
•Operating income (loss) was reduced by $27 million for North America due to the restructuring of our North America operating unit. Refer to Note 19.
•Operating income (loss) was reduced by $18 million for North America due to the restructuring of our manufacturing operations in the United States.
•Operating income (loss) was reduced by $15 million for Corporate due to charges related to our acquisition of BodyArmor. Refer to Note 18.
•Operating income (loss) was reduced by $8 million for Corporate related to tax litigation expense. Refer to Note 12.
In 2022, the results of our operating segments and Corporate were impacted by the following items:
•Operating income (loss) was increased by $7 million for Europe, Middle East and Africa and was reduced by $1 million for Corporate due to revisions of management’s estimates related to the Company’s strategic realignment initiatives.
•Operating income (loss) was reduced by $1,000 million for Corporate due to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition.
•Operating income (loss) was reduced by $85 million for Corporate due to the Company’s productivity and reinvestment program. Refer to Note 19.
•Operating income (loss) was reduced by $59 million for Corporate and was increased by $21 million for North America related to our acquisition of BodyArmor. Refer to Note 18.
•Operating income (loss) was reduced by $57 million for Asia Pacific due to the impairment of a trademark.
•Operating income (loss) was reduced by $38 million for North America due to the restructuring of our North America operating unit. Refer to Note 19.
•Operating income (loss) was reduced by $33 million for North America due to the restructuring of our manufacturing operations in the United States.